Share capital (Tables)	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Schedule of Common Shares Issued
Common shares

	For the three months ended				For the six months ended
$ millions, except number of shares		2026 Apr. 30	2025 Apr. 30			2026 Apr. 30		2025 Apr. 30
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	920,350,037	$16,795	940,081,255	$17,027	926,614,036	$16,845	942,294,598	$17,011
Issuance pursuant to:
Equity-settled share-based compensation plans	802,648	54	143,000	9	2,696,883	173	1,404,526	86
Shareholder investment plan (1)	–	–	–	–	–	–	629	–
	921,152,685	$16,849	940,224,255	$17,036	929,310,919	$17,018	943,699,753	$17,097
Purchase of common shares for cancellation	(6,509,500)	(119)	(6,000,000)	(109)	(14,500,000)	(265)	(9,500,000)	(172)
Treasury shares	129,529	20	5,934	2	(38,205)	(3)	30,436	4
Balance at end of period	914,772,714	$16,750	934,230,189	$16,929	914,772,714	$16,750	934,230,189	$16,929
(1)
Commencing with dividends paid on January 28, 2025 and for future dividends declared until further notice, common shares received by participants under the shareholder investment plan were purchased from the open market, a change from issuance from Treasury. For the share purchase option, this change became effective February 1, 2025.

Schedule of Capital, Leverage and TLAC Ratios
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2026 Apr. 30	2025 Oct. 31
Common Equity Tier 1 (CET1) capital		$48,707	$47,718
Tier 1 capital	A	56,067	54,105
Total capital		63,127	62,287
Total risk-weighted assets (RWA)	B	358,396	357,803
CET1 ratio		13.6%	13.3%
Tier 1 capital ratio		15.6%	15.1%
Total capital ratio		17.6%	17.4%
Leverage ratio exposure	C	$1,309,727	$1,261,098
Leverage ratio	A/C	4.3%	4.3%
TLAC available	D	$117,161	$114,102
TLAC ratio	D/B	32.7%	31.9%
TLAC leverage ratio	D/C	8.9%	9.0%